Securities (Tables)	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Summary of Securities
Securities

$ millions, as at	2024 Jul. 31	2023 Oct. 31
	Carrying amount

Securities measured and designated at FVOCI	$77,252	$61,331
Securities measured at amortized cost (1)	70,501	67,294
Securities mandatorily measured and designated at FVTPL	106,169	82,723
	$253,922	$211,348
(1)	There were no sales of securities measured at amortized cost during the quarter (October 31, 2023: a realized gain of nil).

Summary of Allowance for Losses measured at FVOCI and Amortized Cost
Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at					2024 Jul. 31					2023 Oct. 31
	Cost/ Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:
Canadian federal government	$11,383		$3	$(20)	$11,366	$10,890		$16	$(9)	$10,897
Other Canadian governments	16,727		9	(83)	16,653	13,526		33	(74)	13,485
U.S. Treasury and agencies	30,683		21	(156)	30,548	22,383		4	(223)	22,164
Other foreign governments	5,360		21	(4)	5,377	5,632		21	(14)	5,639
Mortgage-backed securities	3,378		3	(24)	3,357	1,021		–	(43)	978
Asset-backed securities	933		2	–	935	944		–	(6)	938
Corporate debt	8,365		6	(10)	8,361	6,691		1	(34)	6,658
	76,829		65	(297)	76,597	61,087		75	(403)	60,759
Corporate equity (2)	631		50	(26)	655	556		48	(32)	572
	$77,460		$115	$(323)	$77,252	$61,643		$123	$(435)	$61,331
(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $19 million (October 31, 2023: $22 million).
(2)	Includes restricted stock.

Summary of Allowance for Losses measured at FVOCI
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance for debt securities measured at FVOCI and amortized cost:

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the three months ended		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total
2024	Debt securities measured at FVOCI and amortized cost
Jul. 31	Balance at beginning of period	$6	$19	$13	$38
	Provision for (reversal of) credit losses (2)	1	(1)	(1)	(1)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	–	–	–
	Balance at end of period	$7	$18	$12	$37
	Comprises:
	Debt securities measured at FVOCI	$1	18	–	19
	Debt securities measured at amortized cost	6	–	12	18
2024	Debt securities measured at FVOCI and amortized cost
Apr. 30	Balance at beginning of period	$7	$20	$13	$40
	Provision for (reversal of) credit losses (2)	(1)	(1)	–	(2)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	–	–	–
	Balance at end of period	$6	$19	$13	$38
	Comprises:
	Debt securities measured at FVOCI	$1	19	–	20
	Debt securities measured at amortized cost	5	–	13	18
2023	Debt securities measured at FVOCI and amortized cost
Jul. 31	Balance at beginning of period	$8	$20	$15	$43
	Provision for (reversal of) credit losses (2)	–	–	(1)	(1)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	(1)	–	(1)
	Balance at end of period	$8	$19	$14	$41
	Comprises:
	Debt securities measured at FVOCI	$2	19	–	21
	Debt securities measured at amortized cost	6	–	14	20

$ millions, as at or for the nine months ended
2024	Debt securities measured at FVOCI and amortized cost
Jul. 31	Balance at beginning of period	$8	$20	$14	$42
	Provision for (reversal of) credit losses (2)	–	(2)	(2)	(4)
	Write-offs	–	–	–	–
	Foreign exchange and other	(1)	–	–	(1)
	Balance at end of period	$7	$18	$12	$37
2023	Debt securities measured at FVOCI and amortized cost
Jul. 31	Balance at beginning of period	$7	$20	$12	$39
	Provision for credit losses (2)	2	–	2	4
	Write-offs	–	–	–	–
	Foreign exchange and other	(1)	(1)	–	(2)
	Balance at end of period	$8	$19	$14	$41

(1)	Includes stage 3 ECL allowance on originated credit-impaired amortized cost debt securities.
(2)	Included in gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.